Share-based payment (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2018		Dec. 31, 2017
		Weighted-		Weighted
	Number of	average	Number of	average
	shares subject	exercise price	shares subject	exercise price
	to option	C$	to option	C$
Balance, beginning of year	523,352	$15.86	1,470,377	$19.24
Forfeited	—	$—	(20,002)	$15.86
Expired	(523,352)	$15.86	(927,023)	$21.22
Balance, end of year	—	$—	523,352	$15.86

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2017
Weighted-
		average	Weighted-
Range of	Number of	remaining	average	Number of	Weighted
exercise prices	options	contractual live	exercise price	options	average
C$	outstanding	(years)	C$	exercisable	exercise price
$ 15.86	523,352	0.2	$15.86	523,352	15.86

Deferred Share Unit [Member]
Statements [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Granted during the year:
Number of units	158,886	130,964
Weighted average price (C$/unit)	$7.91	$8.59
Expenses recognized during the year[1] (notes 6c)	$(1,877)	$2,982
Payments made during the year (note 19)	$—	$638

Restricted Share Unit [Member]
Statements [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Number of units, beginning of year	3,405,713	3,492,408
Number of units granted during the year	1,031,701	987,194
Credits for dividends	9,724	8,156
Number of units forfeited during the year	(21,190)	(201,946)
Number of units vested	(759,081)	(880,099)
Number of units, end of year[1]	3,666,867	3,405,713
Weighted average price - granted (C$/unit)	$10.33	$10.60
(Gain) expenses recognized during the year[2] (note 6c)	$(496)	12,937
Payments made during the year (note 19)	$6,435	5,491